CAPITAL (Tables)	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital to risk-weighted assets
Consolidated	$727,252	19.72%	$294,978	8.00%	N/A	N/A
First Financial Bank	600,911	16.36%	293,930	8.00%	$367,412	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	680,145	18.45%	147,489	4.00%	N/A	N/A
First Financial Bank	546,726	14.88%	146,965	4.00%	220,447	6.00%

Tier 1 capital to average assets
Consolidated	680,145	10.89%	248,847	4.00%	N/A	N/A
First Financial Bank	546,726	8.75%	248,437	4.00%	310,546	5.00%